Profit interest units of SIS Holdings LP - Additional Information (Detail) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based Compensation Expense			$ 1,800,000	$ 1,900,000	$ 3,600,000	$ 3,900,000
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based Compensation Expense			1,700,000	1,800,000	3,400,000	3,600,000
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based Compensation Expense			$ 100,000	$ 100,000	200,000	$ 300,000
SIS Holdings LP ClassB Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance										1,000,000
Exit event trigger percentage of change of beneficial ownership		50.00%					50.00%
Stock-based Compensation Expense							$ 7,500,000	$ 15,900,000	$ 14,900,000
Share-based Payment Arrangement, Expense, Tax Benefit					$ 0		$ 0	0	0
Unvested shares outstanding	206,414	206,414	206,414		206,414		206,414
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount	$ 6,800,000	$ 8,300,000	$ 6,800,000		$ 6,800,000		$ 8,300,000
Weighted-average period for recognition	2 years	2 years
SIS Holdings LP ClassB Unit Plan [Member] | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based Compensation Expense							6,900,000	14,500,000	12,300,000
SIS Holdings LP ClassB Unit Plan [Member] | Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based Compensation Expense							$ 600,000	$ 1,400,000	$ 2,600,000
SIS Holdings LP ClassB Unit Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting							25.00%
SIS Holdings LP ClassB Unit Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation arrangement by sharebased payment award vesting remainder period							42 months